Note 16 - Financial Instruments (Details Textual)	12 Months Ended
Dec. 31, 2018 USD ($)
Statement Line Items [Line Items]
Foreign currency risk, gain (loss) on 10% depreciation or appreciation of US dollar against the Canadian dollar	$ 138,087
Foreign currency risk, gain (loss) on 10% depreciation or appreciation of US dollar against the Euro	$ 103,681